Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Gross Carrying Amount		$ 6,451
Accumulated Amortization		(6,191)
Total finite-lived intangible assets		260
Gross amount		20,721
Accumulated impairment loss		(20,721)
Amortization expense	$ 33	$ 1,823
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)
Developed technology
Intangible Assets
Weighted Average Useful Life (years)		10 years
Gross Carrying Amount		$ 5,989
Accumulated Amortization		(5,805)
Total finite-lived intangible assets		$ 184
Trademarks/Tradenames
Intangible Assets
Weighted Average Useful Life (years)		10 years
Gross Carrying Amount		$ 462
Accumulated Amortization		(386)
Total finite-lived intangible assets		76
In-process research and development
Intangible Assets
Total Indefinite-lived intangible assets		$ 0
Impairment of long-lived assets	$ 200